Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2014
Allowance for Credit Losses on Financing Receivables

Changes in the Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2012, 2013 and 2014 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2012
Balance at beginning of fiscal year	563,116	151,342	20,072	734,530

Provision (credit) for loan losses	(19,433)	(21,375)	17,764	(23,044)

Charge-offs	54,599	5,133	20,410	80,142
Less: Recoveries	48,354	1,442	2,460	52,256

Net charge-offs	6,245	3,691	17,950	27,886

Others (Note)	(1,963)	—	1,055	(908)

Balance at end of fiscal year	535,475	126,276	20,941	682,692

2013
Balance at beginning of fiscal year	535,475	126,276	20,941	682,692

Provision (credit) for loan losses	137,549	(14,180)	16,578	139,947

Charge-offs	69,845	4,249	20,503	94,597
Less: Recoveries	27,447	1,342	2,911	31,700

Net charge-offs	42,398	2,907	17,592	62,897

Others (Note)	11,269	—	1,946	13,215

Balance at end of fiscal year	641,895	109,189	21,873	772,957

2014
Balance at beginning of fiscal year	641,895	109,189	21,873	772,957

Provision (credit) for loan losses	(128,368)	(12,712)	14,850	(126,230)

Charge-offs	47,927	3,935	13,286	65,148
Less: Recoveries	21,423	3,000	2,112	26,535

Net charge-offs	26,504	935	11,174	38,613

Others (Note)	14,326	—	3,737	18,063

Balance at end of fiscal year	501,349	95,542	29,286	626,177

Note: Others include primarily foreign exchange translation.

The table below presents the Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2013 and 2014:

	Corporate	Retail	Other	Total
	(in millions of yen)
2013
Allowance for loan losses	641,895	109,189	21,873	772,957

of which individually evaluated for impairment	398,622	14,815	9,247	422,684
of which collectively evaluated for impairment	243,273	94,374	12,626	350,273

Loans (Note)	51,801,814	13,007,792	5,135,858	69,945,464

of which individually evaluated for impairment	1,160,489	45,961	59,974	1,266,424
of which collectively evaluated for impairment	50,641,325	12,961,831	5,075,884	68,679,040

2014
Allowance for loan losses	501,349	95,542	29,286	626,177

of which individually evaluated for impairment	327,011	11,735	10,562	349,308
of which collectively evaluated for impairment	174,338	83,807	18,724	276,869

Loans (Note)	54,651,867	12,922,564	6,049,109	73,623,540

of which individually evaluated for impairment	1,100,938	39,250	54,127	1,194,315
of which collectively evaluated for impairment	53,550,929	12,883,314	5,994,982	72,429,225

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.